EQ ADVISORS TRUSTSM

CLASS K SHARES

SUPPLEMENT DATED AUGUST 16, 2011 TO THE PROSPECTUS DATED AUGUST 16, 2011

This Supplement updates information contained in the Prospectus dated August 16, 2011, as supplemented of EQ Advisors Trust (the "Trust") regarding the EQ/Calvert Socially Responsible Portfolio ("Portfolio"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about: (1) changes to the principal investment strategy and related principal risks; (2) a reduction in the Portfolio's management fee; and (3) the termination of an Adviser to the Portfolio and the appointment of a new Portfolio Manager.

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Effective on or about August 1, 2011, the principal investment strategy of the Portfolio will change to reflect the conversion of the Portfolio from an active strategy to a passive strategy that seeks to track the performance of the Calvert Social Index®. Calvert Investment Management, Inc. will continue to serve as Adviser to the Portfolio. At that time Bridgeway Capital Management, Inc. will no longer serve as an Adviser to the Portfolio. Natalie Trunow will replace John Montgomery as Portfolio Manager to the Portfolio.

In connection with these changes, effective August 16, 2011, information in the "About the Investment Portfolios – EQ/Calvert Socially Responsible Portfolio" section of the Prospectus is deleted in its entirety and replaced with the information below.